Form N-1A Cover	Nov. 01, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	American Century Quantitative Equity Funds, Inc.
Entity Central Index Key	0000827060
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Prospectus Date	Nov. 01, 2025